Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Sep. 14, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Jun. 19, 2018		Dec. 27, 2017	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
PGIM Global Real Estate Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Account Value		$ 13,271.71		$ 10,257.04		$ 10,492.89		$ 14,513.15		$ 10,492.21	$ 12,587.32	$ 10,192.32				$ 10,181.13	$ 9,540.04	$ 9,600.28	$ 9,449.88
PGIM Global Real Estate Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Account Value		$ 13,170.77		10,254.07		10,571.39		14,734.56		10,717.31	12,930.16	10,508.34				10,546.80	9,950.73	10,088.27	9,999.99
PGIM Global Real Estate Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 13,779.62		10,681.23		10,941.96		15,175.25		10,990.47	13,212.35	10,702.93				10,709.37	10,053.82	10,141.65	10,000.00
PGIM Global Real Estate Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Account Value		$ 14,628.08		11,261.69		11,470.67		15,808.29		11,383.86	13,593.60	10,938.43				10,868.74	10,153.34	10,191.00	10,000.00
PGIM Global Real Estate Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name		Class R2
Account Value		$ 12,686.75		9,797.85		10,016.26		13,855.02		10,016.19	12,004.02	9,698.63			$ 10,000.01
PGIM Global Real Estate Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name		Class R4
Account Value		$ 12,914.41		9,946.41		10,141.80		13,994.44		10,091.15	12,064.13	9,723.13			10,000.01
PGIM Global Real Estate Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 14,840.76		11,407.76		11,601.89		15,967.22		11,483.26	13,694.07	11,006.38				10,925.86	10,189.88	10,206.93	10,000.00
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Account Value		$ 7,539.84	$ 6,915.46	5,670.01	$ 6,104.71	5,547.16	$ 6,444.91	9,223.21	$ 9,450.01
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Account Value		$ 7,790.00	7,180.00	5,910.00	6,380.00	5,820.00	6,790.00	9,750.00	10,000.00
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Account Value		$ 8,045.82	7,364.48	6,040.00	6,490.00	5,890.00	6,830.00	9,760.00	10,000.00
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 8,049.57	7,377.94	6,040.00	6,490.00	5,890.00	6,830.00	9,760.00	10,000.00
PGIM Jennison NextGeneration Global Opportunities Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Account Value		$ 7,040.26	6,416.56	5,159.71	5,537.71	5,386.51	6,085.81	9,431.11	9,450.01
PGIM Jennison NextGeneration Global Opportunities Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Account Value		$ 7,270.00	6,650.00	5,370.00	5,780.00	5,650.00	6,400.00	9,970.00	10,000.00
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Account Value		$ 7,510.00	6,840.00	5,490.00	5,880.00	5,710.00	6,450.00	9,980.00	10,000.00
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 7,520.00	6,840.00	5,490.00	5,880.00	5,720.00	6,450.00	9,990.00	10,000.00
PGIM Jennison Technology Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Account Value		$ 28,584.20		17,684.09		13,350.18		22,282.42		15,904.37	10,565.11	9,109.81	$ 9,450.01
PGIM Jennison Technology Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Account Value		$ 28,852.35		17,993.69		13,680.29		23,013.12		16,550.00	11,070.00	9,620.00	10,000.00
PGIM Jennison Technology Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Account Value		$ 30,766.73		18,990.10		14,300.19		23,800.16		16,950.50	11,229.59	9,660.00	10,000.00
PGIM Jennison Technology Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 30,845.85		19,026.41		14,321.70		23,828.38		16,963.15	11,232.58	9,660.00	10,000.00
MSCI All Country World exUS ND Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-US ND Index
Account Value	[1]	$ 10,395.169346514291	9,839.9013560086878	8,360.8022076118486	9,000.6033371423146	7,460.2143660119555	8,734.2118537601673	9,910.8511669450472	10,000
MSCI All Country World ND Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ND Index
Account Value	[1]	$ 11,834.726125138584	10,674.507309177703	8,912.3080036862521	9,087.5921043090311	8,065.30305378919	8,904.05377340871	10,076.259624449684	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 33,950.485380664715		24,598.757525359266		22,333.512239907519		26,155.039154417482		18,301.24832813584	16,681.400969214628	14,591.058436592128	10,000	[1]	10,000	13,592.51933472245	10,994.30714188321	10,519.953730900437	10,000
FTSE EPRA/NAREIT Developed Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA/NAREIT Developed Net Index
Account Value		$ 13,259.616516241469		10,321.686652200375		10,983.711630561354		14,634.769280437764		10,297.547315240119	13,361.720762351346	11,108.306652377094			$ 10,000	$ 11,075.393180066123	$ 10,436.66008190848	$ 10,183.895889985017	$ 10,000
MSCI All Country World ex USA Small Mid Cap Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Small Mid Cap Net Index
Account Value		$ 9,604.63206024782	9,117.8666642540556	7,802.496411834346	8,420.0056219296166	7,131.8213419986405	8,474.6637480536137	9,812.0448922979267	10,000
MSCI All Country World Small Mid Cap ND Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Small Mid Cap ND Index
Account Value		$ 10,265.617931071947	$ 9,476.35412003821	7,956.9190882835228	$ 8,474.590461304866	7,779.8142635874374	$ 8,633.6813614632	10,006.174967367326	$ 10,000
MSCI All Country World Information Technology Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Information Technology Net Index
Account Value		$ 31,153.008354018551		$ 21,002.256904739155		$ 16,693.847057452018		$ 22,683.467637313825		$ 15,609.241599217798	$ 11,749.0401633428	$ 9,604.5193225826151	$ 10,000

[1]	The Fund has added this broad-based index in response to new regulatory requirements.